Shareholder Report, Line Graph (Details) 190994_Buffalo Mid Cap Discovery Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Buffalo Mid Cap Discovery Fund Investor Class
Accumulated Value	$ 21,785	$ 23,356	$ 19,509	$ 21,705	$ 22,747	$ 13,581	$ 15,029	$ 13,621	$ 11,607	$ 10,000	$ 20,305
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,620	28,558	22,088	24,161	21,587	13,282	14,616	13,438	11,807	10,000	$ 36,157
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	$ 27,577	$ 26,625	$ 21,084	$ 23,047	$ 23,254	$ 13,792	$ 15,231	$ 13,658	$ 11,407	$ 10,000	$ 30,213